FINANCIAL RISK MANAGEMENT - Market risk (Details) - ARS ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Currency experienced sharp appreciation exchange rate		(27.20%)	356.30%
Assets	$ 5,477,603		$ 5,477,603	$ 5,384,152
Liabilities	(3,232,173)		(3,232,173)	(2,853,801)
Currency risk
Financial risk management
Assets	178,980		178,980	145,963
Liabilities	(2,252,239)		(2,252,239)	(1,379,844)
Liabilities Net	$ (2,073,259)		$ (2,073,259)	$ (1,233,881)
Market risk
Financial risk management
Currency experienced sharp appreciation exchange rate	124.20%		356.30%